Loans and Allowance for Credit Losses, by Delinquency Status, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Loans	769,631	757,267	782,770	864,830	382,195
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Loans	228,894	230,235	229,536	247,894	71,415
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Loans	85,991	96,149	103,708	110,164	75,565
Credit Card [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans, Carrying Value	0	0
Loans	22,836	22,260	24,003	23,555	18,762
Other revolving credit and installment [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans, Carrying Value	0	0	0	151
Loans	86,460	86,565	89,058	93,253	56,171
Total Consumer [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495	38,717	40,093
Loans	424,181	435,209	446,305	474,866	221,913
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	156,985	164,558
30-59 DPD	4,075	4,516
60-89 DPD	2,012	2,173
90-119 DPD	1,152	1,399
120-179 DPD	1,704	2,080
180+ DPD	6,665	6,750
Government insured/guaranteed loans	26,555	15,514
Loans, excluding Purchased Credit Impaired Loans	199,148	196,990
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	83,033	92,512
30-59 DPD	786	917
60-89 DPD	501	608
90-119 DPD	382	476
120-179 DPD	537	764
180+ DPD	546	622
Government insured/guaranteed loans	0	0
Loans, excluding Purchased Credit Impaired Loans	85,785	95,899
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	22,125	21,276
30-59 DPD	211	262
60-89 DPD	154	207
90-119 DPD	135	190
120-179 DPD	211	324
180+ DPD	0	1
Government insured/guaranteed loans	0	0
Loans, excluding Purchased Credit Impaired Loans	22,836	22,260
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Other revolving credit and installment [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	69,712	67,129
30-59 DPD	963	1,261
60-89 DPD	275	376
90-119 DPD	127	171
120-179 DPD	33	58
180+ DPD	4	117
Government insured/guaranteed loans	15,346	17,453
Loans, excluding Purchased Credit Impaired Loans	86,460	86,565
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Consumer [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Current-29 DPD	331,855	345,475
30-59 DPD	6,035	6,956
60-89 DPD	2,942	3,364
90-119 DPD	1,796	2,236
120-179 DPD	2,485	3,226
180+ DPD	7,215	7,490
Government insured/guaranteed loans	41,901	32,967
Loans, excluding Purchased Credit Impaired Loans	$ 394,229	$ 401,714